Share-Based Payments - Share repurchases (Details)				6 Months Ended
	Mar. 15, 2024 shares	Mar. 13, 2024 DKK (kr)	Feb. 14, 2024 shares	Jun. 30, 2024 DKK (kr) shares	Jun. 30, 2023 DKK (kr) shares	Jun. 30, 2021 DKK (kr) shares	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for repurchase				3,500,000	500,000	500,000
Actual shares repurchased under authorization				1,821,853		450,000
Shares available for repurchase				1,678,147	500,000	50,000
Nominal value of shares repurchases | kr				kr 3,500,000	kr 500,000	kr 500,000
Number of share buy back programs	2		2
Treasury shares acquired				2,011,853	220,000
Percentage of share capital repurchased							3.00%	0.30%
Acquisition of treasury shares | kr				kr 3,879,000,000	kr 564,000,000
Treasury shares outstanding				2,670,991
2024 Authorization | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of authorization | kr		3,500,000